Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 512	$ 492
Intangible assets and goodwill	916	904
Associates and joint venture	102	107
Deferred tax assets	56	20
Other investments	1,188	1,742
Loan receivables in the financial services segment	54	0
Deposits, prepayments and other assets	196	217
Non-current assets	3,024	3,482
Current assets
Inventories	49	48
Trade and other receivables	196	187
Loan receivables in the financial services segment	272	185
Deposits, prepayments and other assets	208	182
Other investments	1,905	3,134
Cash and cash equivalents	3,138	1,952
Current assets	5,768	5,688
Total assets	8,792	9,170
Equity
Share capital and share premium	22,669	22,278
Reserves	544	602
Accumulated losses	(16,764)	(16,277)
Equity attributable to owners of the Company	6,449	6,603
Non-controlling interests	19	54
Total equity	6,468	6,657
Non-current liabilities
Loans and borrowings	668	1,248
Provisions	18	18
Other liabilities	140	132
Deferred tax liabilities	20	18
Non-current liabilities	846	1,416
Current liabilities
Loans and borrowings	125	117
Provisions	39	38
Trade payables and other liabilities	925	930
Deposits from customers in the banking business	374	3
Current tax liabilities	15	9
Current liabilities	1,478	1,097
Total liabilities	2,324	2,513
Total equity and liabilities	$ 8,792	$ 9,170